PROPERTY, PLANT AND EQUIPMENT (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	¥ 650,774	¥ 690,594
Balance at end of year	617,762	650,774
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,727,982	1,658,541
Additions	5,644	14,464
Transferred from construction in progress	73,210	81,275
Reclassification to lease prepayments and other long-term assets	(4,311)	(11,312)
Disposals	(21,652)	(12,074)
Exchange adjustments	2,387	(2,912)
Balance at end of year	1,783,260	1,727,982
Accumulated amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(1,077,208)	(967,947)
Reclassification to lease prepayments and other long-term assets	1,510	4,225
Disposals	(18,251)	(9,858)
Exchange adjustments	1,998	(2,209)
Depreciation for the year	99,904	105,717
Impairment losses for the year	6,149	19,836
Balance at end of year	(1,165,498)	(1,077,208)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	67,813	66,348
Balance at end of year	66,907	67,813
Buildings | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	120,013	114,920
Additions	221	854
Transferred from construction in progress	3,741	6,789
Reclassifications	1,634	(673)
Reclassification to lease prepayments and other long-term assets	(483)	(859)
Disposals	(3,183)	(878)
Exchange adjustments	98	(140)
Balance at end of year	122,041	120,013
Buildings | Accumulated amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(52,200)	(48,572)
Reclassifications	494	(122)
Reclassification to lease prepayments and other long-term assets	120	238
Disposals	(1,795)	(584)
Exchange adjustments	43	(57)
Depreciation for the year	4,038	4,075
Impairment losses for the year	274	554
Balance at end of year	(55,134)	(52,200)
Oil and gas properties
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	171,840	215,124
Balance at end of year	145,436	171,840
Oil and gas properties | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	667,657	650,685
Additions	1,567	1,627
Transferred from construction in progress	24,366	19,881
Reclassifications	138	(50)
Reclassification to lease prepayments and other long-term assets		(1,702)
Disposals	(146)	(211)
Exchange adjustments	2,142	(2,573)
Balance at end of year	695,724	667,657
Oil and gas properties | Accumulated amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(495,817)	(435,561)
Reclassifications	76	(77)
Reclassification to lease prepayments and other long-term assets		1,305
Disposals	(125)	(195)
Exchange adjustments	1,877	(2,056)
Depreciation for the year	48,616	55,057
Impairment losses for the year	4,027	8,832
Balance at end of year	(550,288)	(495,817)
Equipment, machinery and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	411,121	409,122
Balance at end of year	405,419	411,121
Equipment, machinery and others [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	940,312	892,936
Additions	3,856	11,983
Transferred from construction in progress	45,103	54,605
Reclassifications	(1,772)	723
Reclassification to lease prepayments and other long-term assets	(3,828)	(8,751)
Disposals	(18,323)	(10,985)
Exchange adjustments	147	(199)
Balance at end of year	965,495	940,312
Equipment, machinery and others [member] | Accumulated amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(529,191)	(483,814)
Reclassifications	(570)	199
Reclassification to lease prepayments and other long-term assets	1,390	2,682
Disposals	(16,331)	(9,079)
Exchange adjustments	78	(96)
Depreciation for the year	47,250	46,585
Impairment losses for the year	1,848	10,450
Balance at end of year	¥ (560,076)	¥ (529,191)